Equity (Details 2 - Textuals) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2022 BRL (R$)	Jan. 31, 2022 BRL (R$)	Nov. 30, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) shares Item R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($) shares $ / shares	Jan. 27, 2022 shares
Net equity
Share capital				R$ 37	R$ 36
Number of shares issued through initial public offering | shares				133,814,311	132,197,896		133,814,311
Share premium				R$ 946,173	R$ 915,947
Par value per share | R$ / shares				R$ 0.00027	R$ 0.00027
Share-based payment - Vested immediately				R$ 2,121	R$ 2,498	R$ 2,652
Share issuance costs, net of taxes					(66,876)
Additional dividends of previous year					95,368	16,263
Dividends paid				0	126,045	30,977
Somo
Net equity
Issues of ordinary shares related to business combinations				14,037
Transpire Group
Net equity
Issues of ordinary shares related to business combinations				16,189
Box 1824 Group
Net equity
Share-based payment - Vested immediately				R$ 4,124
Class A common shares
Net equity
Number of voting rights per share | Item				1
Subscription price per share | $ / shares							$ 15
Share premium				R$ 915,947			$ 166,666
Par value per share | $ / shares							$ 0.00005
Class A common shares | Somo
Net equity
Number of shares issued for acquisition | shares								225,649
Class B common shares
Net equity
Number of voting rights per share | Item				10
Share capital
Net equity
Capital increase, shares | shares			121,086,781
Par value per share | R$ / shares			R$ 0.00027
Capital increase			R$ 33
Share-based payment - Vested immediately				R$ 0	0	0
Share issuance costs, net of taxes					0
Additional dividends of previous year					0	0
Share capital | Somo
Net equity
Issues of ordinary shares related to business combinations				0
Share capital | Transpire Group
Net equity
Issues of ordinary shares related to business combinations				0
Share capital | Box 1824 Group
Net equity
Share-based payment - Vested immediately				R$ 0
Share capital | Class A common shares
Net equity
Number of shares issued through initial public offering | shares				19,969,110			19,969,110
Number of shares issued in connection with stock option plan | shares				1,049,135			1,049,135
Share capital | Class A common shares | Somo
Net equity
Number of shares issued for acquisition | shares				225,649			225,649
Share capital | Class A common shares | Transpire Group
Net equity
Number of shares issued for acquisition				341,631
Share capital | Class B common shares
Net equity
Number of shares issued through initial public offering | shares				113,845,201			113,845,201
Share premium
Net equity
Share-based payment - Vested immediately				R$ 0	0	0
Share issuance costs, net of taxes					0
Additional dividends of previous year					0	0
Share premium | Somo
Net equity
Issues of ordinary shares related to business combinations				14,037
Share premium | Transpire Group
Net equity
Issues of ordinary shares related to business combinations				16,189
Share premium | Box 1824 Group
Net equity
Share-based payment - Vested immediately				0
Share premium | Class A common shares | Somo
Net equity
Issues of ordinary shares related to business combinations		R$ 14,037
Share premium | Class A common shares | Transpire Group
Net equity
Issues of ordinary shares related to business combinations	R$ 16,189
Capital reserve
Net equity
Capital increase			R$ 88,206
Share-based payment - Vested immediately				2,121	2,498	2,652
Share issuance costs, net of taxes					(66,876)
Additional dividends of previous year					R$ 0	R$ 0
Capital reserve | Somo
Net equity
Issues of ordinary shares related to business combinations				0
Capital reserve | Transpire Group
Net equity
Issues of ordinary shares related to business combinations				0
Capital reserve | Box 1824 Group
Net equity
Share-based payment - Vested immediately				4,124
Capital reserve | NTERSOL Consulting LLC (“NTERSOL”)
Net equity
Share-based payment - Vested immediately				R$ 170,774